Related Party Transactions (Details Narrative) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Reimbursement amount	$ 26,684	$ 62,709	$ 29,430
Senior Convertible Notes [Member] | Chairman of the Board of Directors [Member]
Entities affiliated owned	250,000	250,000
Senior Convertible Notes [Member] | Chief Executive Officer [Member]
Entities affiliated owned	250,000	250,000
Senior Convertible Notes [Member] | Interim Chief Financial Officer [Member]
Entities affiliated owned	250,000	250,000
Corlyst [Member]
Accounts receivable related party	26,684	62,709		0
Accounts payable related party	336	336		$ 95
Officer [Member]
Due to related party and officer	100	100
Funds [Member] | Senior Convertible Notes [Member]
Convertible debt	$ 1,000,000	$ 1,000,000